Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Accounts and Transactions with Related Parties

	2023	2022
Accounts receivable -
Banco General, S.A.	$2,408	$1,960
Panama Air Cargo Terminal	119	208
	$2,527	$2,168
Accounts payable -
Assa Compañía de Seguros, S.A.	496	765
Desarrollos Inmobiliarios del Este, S.A.	19	51
Panama Air Cargo Terminal	658	141
Galindo, Arias & López	24	28
Motta Internacional, S.A.	13	14
GBM International, Inc.	5	5
	$1,228	$1,004

Summary of Related Party Transactions
Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2023	Amount of transaction 2022	Amount of transaction 2021
ASSA Compañía de Seguros, S.A.	Insurance	12,116	10,157	9,713
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,564	2,989	3,384
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	4,572	3,911	2,565
Panama Air Cargo Terminal	Handling	3,889	4,116	3,193
Motta International	Purchase	1,013	812	108
Galindo, Arias & López	Legal services	407	530	170
GBM International, Inc.	Technological support	51	50	102
Global Brands, S.A.	Purchase	83	60	31
Banco General, S.A.	Interest income,net	$(2,368)	$(829)	$(1,546)

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2023	2022	2021
Short-term employee benefits	$4,975	$2,901	$2,748
Post-employment pension	96	56	53
Share-based payments	1,548	318	1,083
	$6,619	$3,275	$3,884